Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest, all of which are individually and in the aggregate immaterial, as summarized in the table below.
Net sales to related parties for the years ended December 31, 2020, 2019, and 2018 are as follows:

(in thousands)	2020	2019	2018
Net sales	$6,025	$20,002	$23,358

(in thousands)	2020	2019
Accounts receivable	$3,961	$7,589
Prepaid expenses and other current assets	$25,429	$13,697
Other long-term assets	$9,594	$16,830
Accounts payable	$4,050	$1,775
Accrued and other current liabilities	$1,380	$15,404